Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalent Item [Line Items]
Cash	$ 624	$ 185
Cash equivalents	373,063	30,666
Restricted cash	132	132
Total cash, cash equivalents, and restricted cash	$ 373,819	$ 30,983	$ 250